                                  ARMADA FUNDS

                               MONEY MARKET FUND
                          GOVERNMENT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                   PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND

                       SUPPLEMENT DATED OCTOBER 19, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 15, 1998

The paragraph on page nine just before the heading "Special Risk Considerations Regarding Investment in Pennsylvania Municipal Securities" is amended by adding the word "bank" before the word "borrowings" in the first line, and by removing the parenthetical "(including reverse repurchase agreements)" in the second line.

                                                                          AF-906